SCHEDULE OF BUSINESS COMBINATION ASSETS ACQUIRED AND LIABILITIES RECOGNIZED (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)
Consideration transferred
contingent consideration asset from the seller	$ (215,385)	$ (1,680,000)
Goodwill arising from acquisition (US$)	$ 8,912,437	$ 69,517,007
Top Spin Investment Company Limited [Member]
Business Combination [Line Items]
Cash and cash equivalents				$ 3,486,325
Accounts receivable, net				8,244,364
Prepayments and other current assets				239,901
Property and equipment, net				2,222
Intangible assets				31,250,000
Accounts payable				(3,253,143)
Accrued expenses and other current liabilities				(7,351,141)
Income tax payable				(4,650)
Deferred tax liabilities				(5,156,250)
Total assets acquired and liabilities recognized			$ 27,457,628
Consideration transferred
- Cash				72,950,000
- Shares, by issuing 2,980,000 ordinary shares				5,973,708
Total				78,923,708
Non-controlling interest				19,730,927
Less: recognized amounts of net assets acquired				(27,457,628)
contingent consideration asset from the seller				(1,680,000)
Goodwill arising from acquisition (US$)			$ 8,912,437	$ 69,517,007